Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The Company has adopted a Cybersecurity Policy governing the establishment and application of certain procedures and safeguards to identify potential cybersecurity risks and, in the event of a cybersecurity breach, the protocol for disclosing to the Securities and Exchange Commission, including possible remedies. We review cybersecurity risk as part of our overall risk-management program. This ensures that cybersecurity risk management remains a meaningful priority in our business strategy and operations. Our risk management strategy for cybersecurity generally includes:
1.	Identification: We aim to proactively identify the manners in which our business could be materially impacted by cybersecurity risks including:
	a.	Cybersecurity Incidents - an unauthorized occurrence on or conducted through its information system that jeopardizes the confidentiality, integrity, or availability of its information systems or any information residing therein
	b.	Cybersecurity Threats - any potential occurrence that may result in an unauthorized effort to adversely affect the confidentiality, integrity, or availability of its information systems or any information residing therein.
2.	Assessment: We periodically assess our risks relating to cybersecurity threats, including risks relating to our reliance on third parties. In so doing, we consider the likelihood and impact that could result from the manifesting of such risks, together with the sufficiency of existing policies, procedures, systems, and safeguards in place to manage such risks, together with the sufficiency of existing policies, procedures, systems, and safeguards in place to manage such risks, including evaluating and if available obtaining cyber liability insurance, and aligning such cyber-risk management policies with the Company’s business needs by integrating cyber-risk analysis into significant business decisions.
3.	Management: If deemed appropriate, we design and implement reasonable safeguards to address any identified gaps in our existing processes and procedures, including annual cybersecurity awareness training emphasizing the use of strong passwords on all systems and aligning cyber-risk management policies with the Company’s needs by integrating cyber-risk analysis into significant business decisions and ensuring that the Company’s organization structure supports such cybersecurity goals.
4.	Evaluation: If a cybersecurity breach occurs, the Audit Committee will determine whether the Incident or Threat is “material” (i.e. is there a substantial likelihood that a reasonable shareholder would consider it important in making an investment decision or if it would have significantly altered the “total mix” of information made available?), assessing among other factors potential or actual financial impacts, reputational damage, and operational disruptions.
5.	Report: Establish and monitor an incident response approach requiring our Chief Financial officer to report to us, the full Board of Directors and legal counsel any cybersecurity concerns or events.
6.	Disclosure: To ensure compliance with SEC requirements and maintain overall stakeholder confidence in the Company, all material and known facts regarding the cybersecurity breach will be recorded, including their nature, scope, and financial implications; and a Form 6-K will be prepared and filed within four (4) business days after the determination that a “material” cybersecurity incident has occurred.

We presently do not engage third parties to assist with evaluating the effectiveness of our risk-management and cybersecurity practices. The Company did not have any material cybersecurity breaches during the year ended December 31, 2024.

Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Audit Committee is the governance body involved in, and ultimately responsible for, cybersecurity oversight. They will generally coordinate with our Chief Financial Officer in this regard. If needed, the full Board would be updated on cybersecurity risks and incidents. None of our directors on the Audit Committee nor our Chief Financial Officer have particular experience in cybersecurity matters.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee is the governance body involved in, and ultimately responsible for, cybersecurity oversight.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	They will generally coordinate with our Chief Financial Officer in this regard. If needed, the full Board would be updated on cybersecurity risks and incidents.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	None of our directors on the Audit Committee nor our Chief Financial Officer have particular experience in cybersecurity matters.